AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 64.2%
Industrial – 36.3%
Basic – 0.8%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$2,000	$1,942,520
Westlake Corp. 3.60%, 08/15/2026	1,000	997,100
WRKCo, Inc. 4.00%, 03/15/2028	1,000	1,000,220

		3,939,840

Capital Goods – 6.9%
Boeing Co. (The) 3.25%, 03/01/2028	3,000	2,954,760
Caterpillar Financial Services Corp. 4.375%, 08/16/2029	2,000	2,029,640
4.70%, 11/15/2029	1,000	1,025,560
CNH Industrial Capital LLC 4.50%, 10/08/2027	2,000	2,013,360
CRH SMW Finance DAC 5.20%, 05/21/2029	2,000	2,064,600
Eaton Capital ULC 4.45%, 05/09/2030	1,000	1,007,510
John Deere Capital Corp. 4.50%, 01/16/2029	1,000	1,017,930
Northrop Grumman Corp. 3.20%, 02/01/2027	1,000	994,410
3.25%, 01/15/2028	3,000	2,963,580
Parker-Hannifin Corp. 3.25%, 06/14/2029	2,000	1,948,400
4.25%, 09/15/2027	1,000	1,005,640
4.50%, 09/15/2029	1,000	1,013,700
Republic Services, Inc. 2.30%, 03/01/2030	4,000	3,725,920
4.875%, 04/01/2029	1,000	1,025,050
RTX Corp. 4.125%, 11/16/2028	2,000	2,009,140
5.75%, 11/08/2026	1,000	1,012,670
7.20%, 08/15/2027	2,000	2,097,160
Trane Technologies Financing Ltd. 3.80%, 03/21/2029	2,000	1,992,420
Westinghouse Air Brake Technologies Corp. 4.70%, 09/15/2028(a)	2,000	2,027,080

		33,928,530

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 02/15/2028	1,000	987,090
Netflix, Inc. 4.875%, 04/15/2028	1,000	1,020,450

		2,007,540

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.3%
AT&T, Inc. 1.65%, 02/01/2028	$1,000	$955,870
T-Mobile USA, Inc. 2.625%, 04/15/2026	3,402	3,392,066
TELUS Corp. 2.80%, 02/16/2027	2,000	1,975,020

		6,322,956

Consumer Cyclical - Automotive – 2.3%
American Honda Finance Corp. 2.00%, 03/24/2028	1,000	959,920
2.25%, 01/12/2029	2,000	1,900,160
Ford Motor Credit Co. LLC 2.90%, 02/16/2028	2,000	1,935,520
2.90%, 02/10/2029	2,000	1,895,360
4.95%, 05/28/2027	779	783,456
General Motors Co. 4.20%, 10/01/2027	1,000	1,001,750
General Motors Financial Co., Inc. 2.40%, 04/10/2028	1,000	964,840
2.70%, 08/20/2027	1,000	979,510
4.90%, 10/06/2029	1,000	1,016,720

		11,437,236

Consumer Cyclical - Other – 0.6%
Las Vegas Sands Corp. 3.50%, 08/18/2026	1,000	994,980
Marriott International, Inc./MD 5.55%, 10/15/2028	2,000	2,075,560

		3,070,540

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 2.125%, 03/01/2030	3,000	2,775,030
3.50%, 03/01/2027	1,000	996,530
3.50%, 07/01/2027	1,000	995,770
Starbucks Corp. 4.50%, 05/15/2028	1,000	1,010,490

		5,777,820

Consumer Cyclical - Retailers – 0.2%
Ross Stores, Inc. 0.875%, 04/15/2026	1,000	993,790

Consumer Non-Cyclical – 7.5%
Altria Group, Inc. 3.40%, 05/06/2030	1,000	964,100
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	1,000	993,100
3.25%, 03/27/2030	4,000	3,862,440
Becton Dickinson & Co. 3.70%, 06/06/2027	2,000	1,993,780
4.693%, 02/13/2028	2,000	2,027,380
Bunge Ltd. Finance Corp. 3.25%, 08/15/2026	1,000	996,450

	Principal Amount (000)	U.S. $ Value

CVS Health Corp. 2.875%, 06/01/2026	$2,000	$1,992,320
General Mills, Inc. 2.875%, 04/15/2030	1,000	946,700
4.20%, 04/17/2028	2,000	2,006,200
Gilead Sciences, Inc. 4.80%, 11/15/2029	1,000	1,027,170
Haleon US Capital LLC 3.375%, 03/24/2027	1,000	993,640
3.375%, 03/24/2029	2,000	1,956,660
HCA, Inc. 3.125%, 03/15/2027	1,000	990,620
Hershey Co. (The) 4.55%, 02/24/2028	1,000	1,015,880
IQVIA, Inc. 5.70%, 05/15/2028	2,000	2,061,180
Kellanova 3.40%, 11/15/2027	2,000	1,985,600
Kraft Heinz Foods Co. 3.875%, 05/15/2027	4,000	3,988,360
Mondelez International, Inc. 2.625%, 03/17/2027	2,000	1,971,020
Sysco Corp. 2.40%, 02/15/2030	1,000	932,010
Takeda Pharmaceutical Co., Ltd. 5.00%, 11/26/2028	2,000	2,045,820
Tyson Foods, Inc. 4.35%, 03/01/2029	2,000	2,008,780

		36,759,210

Energy – 5.5%
BP Capital Markets America, Inc. 3.937%, 09/21/2028	1,000	1,001,270
ConocoPhillips Co. 4.70%, 01/15/2030	1,000	1,019,240
6.95%, 04/15/2029	1,000	1,086,640
Continental Resources, Inc./OK 4.375%, 01/15/2028	4,000	4,004,440
Diamondback Energy, Inc. 3.25%, 12/01/2026	2,000	1,987,800
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	1,000	959,980
EQT Corp. 3.90%, 10/01/2027	1,747	1,740,816
7.50%, 06/01/2030	1,000	1,100,530
Kinder Morgan, Inc. 5.00%, 02/01/2029	1,000	1,026,230
MPLX LP 4.125%, 03/01/2027	1,000	1,000,790
ONEOK, Inc. 4.35%, 03/15/2029	4,000	4,013,400
4.55%, 07/15/2028	1,000	1,008,630
Targa Resources Corp. 6.15%, 03/01/2029	2,000	2,107,100
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(b)	2,000	1,893,800
Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	1,000	1,000,460

	Principal Amount (000)	U.S. $ Value

Williams Cos., Inc. (The) 3.75%, 06/15/2027	$1,000	$997,540
Woodside Finance Ltd. 5.40%, 05/19/2030	1,000	1,028,840

		26,977,506

Services – 1.8%
Booking Holdings, Inc. 3.55%, 03/15/2028	1,000	991,570
Expedia Group, Inc. 3.80%, 02/15/2028	1,000	994,870
4.625%, 08/01/2027	1,000	1,007,270
Mastercard, Inc. 3.35%, 03/26/2030	1,000	975,770
Moody’s Corp. 3.25%, 01/15/2028	3,000	2,962,230
PayPal Holdings, Inc. 2.85%, 10/01/2029	1,000	958,750
S&P Global, Inc. 2.70%, 03/01/2029	1,000	963,010

		8,853,470

Technology – 6.6%
Analog Devices, Inc. 1.70%, 10/01/2028	2,000	1,891,100
3.45%, 06/15/2027	1,000	995,240
Autodesk, Inc. 2.85%, 01/15/2030	3,000	2,844,930
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	2,000	1,988,000
Broadcom, Inc. 1.95%, 02/15/2028	1,000	963,140
4.00%, 04/15/2029(b)	1,000	997,190
Cisco Systems, Inc. 4.55%, 02/24/2028	1,000	1,015,800
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	2,000	2,008,260
Fidelity National Information Services, Inc. 1.15%, 03/01/2026	3,000	2,993,250
Fiserv, Inc. 4.20%, 10/01/2028	1,000	999,180
International Business Machines Corp. 3.30%, 05/15/2026	2,000	1,997,160
3.50%, 05/15/2029	2,000	1,967,180
Jabil, Inc. 3.95%, 01/12/2028	1,000	998,180
5.45%, 02/01/2029	1,000	1,033,940
Lam Research Corp. 4.00%, 03/15/2029	1,000	1,000,360
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 06/18/2029	2,000	2,004,220
Oracle Corp. 2.30%, 03/25/2028	2,000	1,909,640
2.65%, 07/15/2026	2,000	1,985,980
2.95%, 04/01/2030	1,000	924,070

	Principal Amount (000)	U.S. $ Value

Salesforce, Inc. 1.50%, 07/15/2028	$1,000	$949,150
VMware LLC 4.70%, 05/15/2030	1,000	1,017,170

		32,483,140

Transportation - Airlines – 0.6%
Delta Air Lines, Inc. 3.75%, 10/28/2029	2,000	1,956,700
Southwest Airlines Co. 2.625%, 02/10/2030	1,000	930,540

		2,887,240

Transportation - Services – 0.6%
Ryder System, Inc. 5.25%, 06/01/2028	3,000	3,082,410

		178,521,228

Financial Institutions – 21.7%
Banking – 14.5%
Ally Financial, Inc. 6.992%, 06/13/2029	2,000	2,109,100
Banco Bilbao Vizcaya Argentaria SA 5.381%, 03/13/2029	1,000	1,036,580
6.138%, 09/14/2028	1,000	1,033,860
Banco Santander SA 3.80%, 02/23/2028	3,000	2,982,000
4.175%, 03/24/2028	1,000	1,000,500
Bank of America Corp. 1.734%, 07/22/2027	1,000	989,480
3.419%, 12/20/2028	2,000	1,978,200
Series G 3.593%, 07/21/2028	2,000	1,987,740
Barclays PLC 4.942%, 09/10/2030	2,000	2,036,980
5.086%, 02/25/2029	1,000	1,018,800
5.501%, 08/09/2028	1,000	1,020,960
Capital One Financial Corp. 4.927%, 05/10/2028	1,000	1,010,290
Capital One NA 3.45%, 07/27/2026	1,000	997,650
Citigroup, Inc. 3.52%, 10/27/2028	2,000	1,983,880
3.668%, 07/24/2028	1,000	994,910
3.98%, 03/20/2030	3,000	2,976,030
4.643%, 05/07/2028	1,000	1,007,630
Deutsche Bank AG/New York NY 2.311%, 11/16/2027	1,000	985,910
4.999%, 09/11/2030	2,000	2,034,040
5.706%, 02/08/2028	1,000	1,015,650
Goldman Sachs Group, Inc. (The) 1.948%, 10/21/2027	1,000	985,140
2.64%, 02/24/2028	1,000	985,820
HSBC Holdings PLC 2.013%, 09/22/2028	2,000	1,934,060
2.206%, 08/17/2029	3,000	2,856,390

	Principal Amount (000)	U.S. $ Value

ING Groep NV 4.69% (SOFR + 1.01%), 04/01/2027(c)	$1,350	$1,351,269
JPMorgan Chase & Co. 2.182%, 06/01/2028	6,500	6,349,655
3.509%, 01/23/2029	2,500	2,475,725
3.54%, 05/01/2028	1,000	994,650
Lloyds Banking Group PLC 3.574%, 11/07/2028	1,000	992,160
Mizuho Financial Group, Inc. 4.254%, 09/11/2029	1,000	1,002,700
Morgan Stanley 5.164%, 04/20/2029	2,000	2,043,480
Series G 3.772%, 01/24/2029	6,000	5,967,420
NatWest Group PLC 3.073%, 05/22/2028	1,000	988,200
Santander Holdings USA, Inc. 2.49%, 01/06/2028	2,000	1,969,860
Santander UK Group Holdings PLC 3.823%, 11/03/2028	2,000	1,989,760
Synchrony Bank 5.625%, 08/23/2027	1,000	1,018,830
Synchrony Financial 3.95%, 12/01/2027	1,000	995,240
5.019%, 07/29/2029	1,000	1,011,060
Toronto-Dominion Bank (The) 1.25%, 09/10/2026	1,000	984,520
UBS AG/Stamford CT 1.25%, 08/07/2026	1,000	987,100
Wells Fargo & Co. 2.393%, 06/02/2028	3,000	2,937,150

		71,020,379

REITs – 7.2%
American Homes 4 Rent LP 4.25%, 02/15/2028	1,000	1,000,440
American Tower Corp. 3.65%, 03/15/2027	3,000	2,989,380
Boston Properties LP 4.50%, 12/01/2028	1,000	1,006,980
Brixmor Operating Partnership LP 4.125%, 05/15/2029	1,000	996,430
Crown Castle, Inc. 1.05%, 07/15/2026	2,000	1,973,320
3.80%, 02/15/2028	2,000	1,987,100
Digital Realty Trust LP 3.60%, 07/01/2029	1,000	981,120
4.45%, 07/15/2028	1,000	1,007,660
5.55%, 01/15/2028	1,000	1,027,620
EPR Properties 4.95%, 04/15/2028	1,000	1,009,750
Equinix, Inc. 1.45%, 05/15/2026	3,000	2,977,740
ERP Operating LP 2.50%, 02/15/2030	2,000	1,878,640
GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	3,000	3,058,200

	Principal Amount (000)	U.S. $ Value

Realty Income Corp. 3.10%, 12/15/2029	$1,000	$965,260
3.40%, 01/15/2030	1,000	971,590
Simon Property Group LP 1.375%, 01/15/2027	1,000	978,210
2.45%, 09/13/2029	4,000	3,785,040
Ventas Realty LP 4.00%, 03/01/2028	2,000	1,998,800
4.40%, 01/15/2029	1,000	1,005,560
Welltower OP LLC 2.05%, 01/15/2029	1,000	946,840
3.10%, 01/15/2030	1,000	958,770
4.125%, 03/15/2029	1,000	1,002,590
4.25%, 04/15/2028	1,000	1,006,790

		35,513,830

		106,534,209

Utility – 6.2%
Electric – 6.2%
AEP Texas, Inc. 3.95%, 06/01/2028	4,000	3,989,400
Commonwealth Edison Co. 2.20%, 03/01/2030	2,000	1,855,240
Series 122 2.95%, 08/15/2027	1,000	988,170
Consumers Energy Co. 4.60%, 05/30/2029	1,000	1,017,430
Dominion Energy, Inc. Series C 3.375%, 04/01/2030	2,000	1,930,160
Series D 2.85%, 08/15/2026	1,000	994,120
DTE Energy Co. 4.875%, 06/01/2028	2,000	2,035,140
Entergy Mississippi LLC 2.85%, 06/01/2028	3,000	2,928,420
FirstEnergy Corp. Series B 3.90%, 07/15/2027(a)	1,000	997,740
Jersey Central Power & Light Co. 4.15%, 01/15/2029(b)	1,000	999,610
NextEra Energy Capital Holdings, Inc. 1.875%, 01/15/2027	1,000	981,930
Oncor Electric Delivery Co. LLC 4.30%, 05/15/2028	1,000	1,007,620
Pacific Gas & Electric Co. 3.00%, 06/15/2028	2,000	1,946,080
PacifiCorp 5.10%, 02/15/2029	2,000	2,047,180
San Diego Gas & Electric Co. 4.95%, 08/15/2028	1,000	1,024,850
Sempra 3.40%, 02/01/2028	2,000	1,976,240
Southern California Edison Co. 5.85%, 11/01/2027	1,000	1,028,370
Xcel Energy, Inc. 1.75%, 03/15/2027	1,000	975,280
4.75%, 03/21/2028	2,000	2,028,820

		30,751,800

Total Corporates - Investment Grade (cost $313,015,602)		315,807,237

	Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 7.2%
United States – 7.2%
California Earthquake Authority (California Earthquake Authority) Series 2022-A 5.603%, 07/01/2027	$1,355	$1,370,341
City of Detroit MI (City of Detroit MI) Series 2023-B 6.844%, 05/01/2028	590	602,104
County of Broward FL Airport System Revenue (County of Broward FL Airport System Revenue) Series 2019-C 2.384%, 10/01/2026	1,000	990,712
District of Columbia Income Tax Revenue (District of Columbia Income Tax Revenue) Series 2025-B 4.053%, 06/01/2028	1,040	1,049,282
Florida Municipal Power Agency (Florida Municipal Power Agency All-Requirements Power Supply Project Revenue) Series 2021 1.425%, 10/01/2026	1,000	984,173
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization) Series 2021 3.85%, 06/01/2050	7,970	7,298,760
Guam Government Waterworks Authority (Guam Govt Waterworks Authority) Series 2020-B 2.75%, 07/01/2030	1,200	1,125,534
Inland Empire Tobacco Securitization Corp. (Inland Empire Tobacco Securitization) Series 2019 3.678%, 06/01/2038	2,905	2,820,265
Massachusetts Port Authority (Massachusetts Port Authority) Series 2011-B 6.202%, 07/01/2031	2,955	3,120,491
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia) Series 2021 1.897%, 01/01/2027	385	378,575
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029	2,222	2,316,026
New Jersey Economic Development Authority (State of New Jersey Lease) Series 2023 4.927%, 03/01/2026	1,050	1,050,677

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2021 2.052%, 03/15/2030	$2,200	$2,040,340
San Jose Evergreen Community College District (San Jose Evergreen Community College District) Series 2012 4.928% (CME Term SOFR 3 Month + 1.00%), 07/01/2043(c)	980	978,945
State of Illinois (State of Illinois) Series 2024-A 5.256%, 05/01/2026	5,000	5,014,719
Tennessee Energy Acquisition Corp. (Goldman Sachs Group) Series 2023-A 5.75%, 05/01/2028	2,000	2,038,868
Tobacco Settlement Finance Authority/WV (Tobacco Settlement Finance Authority/WV) Series 2020 4.875%, 06/01/2049	2,695	2,523,730

Total Local Governments - US Municipal Bonds (cost $35,611,143)		35,703,542

ASSET-BACKED SECURITIES – 2.9%
Autos - Fixed Rate – 1.6%
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(b)	3,000	3,034,099
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	89	87,844
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(b)	739	748,057
Series 2025-1A, Class A2 5.10%, 10/15/2030(b)	2,865	2,874,685
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029(d) (e) (f) (g) (h)	1,822	1,104,858
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(b)	195	196,559

		8,046,102

Other ABS - Fixed Rate – 1.3%
Commonwealth of Massachusetts Series 2022-B 4.11%, 07/15/2031	346	346,639
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(b)	346	347,886

	Principal Amount (000)	U.S. $ Value

Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(b)	$778	$740,670
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2023-ELL, Class A1 5.081%, 06/01/2031	1,764	1,795,269
Oklahoma Development Finance Authority Series 2022-ONG, Class A1 3.877%, 05/01/2037	1,229	1,208,085
Pagaya AI Debt Trust Series 2024-1, Class A 6.66%, 07/15/2031(b)	50	50,027
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1 5.102%, 04/01/2035	1,675	1,726,535

		6,215,111

Total Asset-Backed Securities (cost $14,898,143)		14,261,213

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.4%
Non-Agency Fixed Rate CMBS – 2.1%
BANK Series 2019-BN16, Class AS 4.267%, 02/15/2052	2,639	2,588,665
MAD Commercial Mortgage Trust Series 2025-11MD, Class A 4.912%, 10/15/2042(b)	4,000	4,024,150
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class AS 3.604%, 05/15/2049	3,552	3,470,290

		10,083,105

Non-Agency Floating Rate CMBS – 0.3%
DBC Mortgage Trust Series 2025-DBC, Class B 5.281% (CME Term SOFR 1 Month + 1.60%), 11/15/2042 (b) (c)	1,650	1,653,527

Total Commercial Mortgage-Backed Securities (cost $11,679,545)		11,736,632

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%
Risk Share Floating Rate – 2.3%
Connecticut Avenue Securities Trust Series 2023-R03, Class 2M1 6.197% (CME Term SOFR + 2.50%), 04/25/2043(b) (c)	384	388,255
Series 2023-R04, Class 1M1 5.997% (CME Term SOFR + 2.30%), 05/25/2043(b) (c)	1,095	1,119,021

	Principal Amount (000)	U.S. $ Value

Series 2023-R05, Class 1M1 5.597% (CME Term SOFR + 1.90%), 06/25/2043(b) (c)	$1,132	$1,141,098
Series 2023-R06, Class 1M1 5.397% (CME Term SOFR + 1.70%), 07/25/2043(b) (c)	332	333,151
Series 2023-R07, Class 2M1 5.647% (CME Term SOFR + 1.95%), 09/25/2043(b) (c)	378	379,583
Series 2024-R03, Class 2M1 4.847% (CME Term SOFR + 1.15%), 03/25/2044(b) (c)	816	816,982
Series 2024-R04, Class 1M1 4.797% (CME Term SOFR + 1.10%), 05/25/2044(b) (c)	541	540,739
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A 5.797% (CME Term SOFR + 2.10%), 03/25/2043(b) (c)	202	204,103
Series 2023-DNA2, Class M1A 5.797% (CME Term SOFR + 2.10%), 04/25/2043(b) (c)	842	852,455
Series 2023-HQA1, Class M1A 5.697% (CME Term SOFR + 2.00%), 05/25/2043(b) (c)	1,015	1,020,958
Series 2023-HQA2, Class M1A 5.697% (CME Term SOFR + 2.00%), 06/25/2043(b) (c)	263	263,672
Series 2024-HQA2, Class M1 4.897% (CME Term SOFR + 1.20%), 08/25/2044(b) (c)	1,350	1,352,516
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes 2025-DNA4 Series 2025-DNA4, Class M1 4.797% (CME Term SOFR + 1.10%), 10/25/2045 (b) (c)	2,697	2,702,979
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C01, Class 1M2 10.562% (CME Term SOFR + 6.86%), 08/25/2028(c)	39	39,139
Series 2016-C02, Class 1M2 9.812% (CME Term SOFR + 6.11%), 09/25/2028(c)	8	8,203

		11,162,854

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4459, Class CA 5.00%, 12/15/2034	5	5,300

Total Collateralized Mortgage Obligations (cost $11,102,204)		11,168,154

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Industrial – 0.7%
Communications - Media – 0.6%
Discovery Communications LLC 3.95%, 03/20/2028	$1,604	$1,576,266
4.125%, 05/15/2029	1,000	971,060
Warnermedia Holdings, Inc. 3.755%, 03/15/2027	316	313,785

		2,861,111

Consumer Non-Cyclical – 0.1%
YMCA of Greater New York 2.303%, 08/01/2026	875	864,964

		3,726,075

Utility – 0.2%
Other Utility – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	890	879,249

Total Corporates - Non-Investment Grade (cost $4,575,004)		4,605,324

	Shares

SHORT-TERM INVESTMENTS – 19.3%
Investment Companies – 18.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(i) (j) (k) (cost $91,922,780)	91,922,780	91,922,780

	Principal Amount (000)

Short-Term Municipal Notes – 0.6%
Other – 0.6%
Taxable Municipal Funding Trust (Taxable Municipal Funding Trust) Series 2024-B 3.97%, 06/30/2028(b) (cost $2,995,000)	$2,995	2,995,000

Total Short-Term Investments (cost $94,917,780)		94,917,780

Total Investments – 99.2% (cost $485,799,421)(l)		488,199,882
Other assets less liabilities – 0.8%		3,708,548

Net Assets – 100.0%		$491,908,430

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	60,000	06/06/2027	1 Day SOFR	3.663%	Annual	$7,209	$—	$7,209
USD	30,000	08/28/2027	1 Day SOFR	3.436%	Annual	(56,567)	—	(56,567)
USD	20,700	06/06/2030	3.591%	1 Day SOFR	Annual	(12,381)	—	(12,381)
USD	11,000	08/28/2030	3.395%	1 Day SOFR	Annual	80,213	—	80,213

						$18,474	$—	$18,474

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $31,670,772 or 6.4% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Non-income producing security.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.22% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	$1,821,748	$1,104,858	0.22%

(h)	Defaulted.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	The rate shown represents the 7-day yield as of period end.
(k)	Affiliated investments.
(l)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,469,121 and gross unrealized depreciation of investments was $(1,050,186), resulting in net unrealized appreciation of $2,418,935.

Glossary:

ABS – Asset-Backed Securities

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

NATL – National Interstate Corporation

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$315,807,237	$—	$315,807,237
Local Governments - US Municipal Bonds	—	35,703,542	—	35,703,542
Asset-Backed Securities	—	13,156,355	1,104,858	14,261,213
Commercial Mortgage-Backed Securities	—	11,736,632	—	11,736,632
Collateralized Mortgage Obligations	—	11,168,154	—	11,168,154
Corporates - Non-Investment Grade	—	4,605,324	—	4,605,324
Short-Term Investments:
Investment Companies	91,922,780	—	—	91,922,780
Short-Term Municipal Notes	—	2,995,000	—	2,995,000

Total Investments in Securities	91,922,780	395,172,244	1,104,858	488,199,882
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	87,422	—	87,422
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(68,948)	—	(68,948)

Total	$91,922,780	$395,190,718	$1,104,858	$488,218,356

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2026 is as follows:

Fund	Market Value 04/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$47,983	$172,880	$128,940	$91,923	$1,832